Equity Investments - Summarized Financial Information of Equity Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income
Revenues	$ 2,120	$ 2,005
Operating and other expenses	(1,375)	(1,305)
Income from Equity Investments	49	50
Balance Sheet
Current assets	2,198	2,614
Non-current assets	9,131	9,418
Current liabilities	(1,761)	(2,075)
Group of Investees
Income
Revenues	175	169
Operating and other expenses	(85)	(79)
Net income	97	94
Balance Sheet
Current assets	167	187
Non-current assets	1,134	1,259
Current liabilities	(20)	(21)
Non-current liabilities	$ (1)	$ (1)